FAIR VALUE MEASUREMENTS - Initial measurement of key inputs for Private Placement Warrants and Public Warrants (Details)	Dec. 31, 2020 $ / shares	Jul. 30, 2020 $ / shares
Level 3 | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement		0.32
Level 3 | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement		5.92
Level 3 | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement		21.50
Level 3 | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement		11.50
Level 3 | Fair value of Units
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement		10.00
Level 1 | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	0.36
Level 1 | Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	5.49
Level 1 | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	22.7
Level 1 | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	11.50
Level 1 | Fair value of Units
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants initial measurement	10.22